Directors and employees	11 Months Ended
Dec. 31, 2019
Disclosure Directors And Employees [Abstract]
Directors and employees
Directors and employees
The average monthly number of employees of the Group, including Executive Directors, during the year was:

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
Technical, research and development	36	45	34
Corporate and administration	29	29	26
	65	74	60

7. Directors and employees (continued)
The average number of employees reflects a decrease in the Group's workforce during the second half of the year ended January 31, 2019, from the implementation of cost-cutting measures following the decision to discontinue ezutromid development in June 2018. The number of employees as at December 31, 2019, was 70 (January 31, 2019: 61). This increase reflects hirings to support Phase 3 preparatory activities for ridinilazole.
Their aggregate remuneration comprised:

	Eleven months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	£000	£000	£000
Wages and salaries	6,304	8,268	7,493
Social security costs	758	844	643
Other pension costs	396	390	350
Share-based payment	646	4,743	1,607
	8,104	14,245	10,093

Included within wages and salaries are termination benefits of £nil (January 31, 2019: £0.2 million).

Key management of the Group are members of the Executive Management Team. The aggregate amounts of key management compensation for the period are set out below:

	Eleven months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	£000	£000	£000
Short-term employee benefits
Wages and salaries	871	1,406	1,520
Social security costs	40	168	162
	911	1,574	1,682
Post-employment benefits
Amounts paid in lieu of employer pension contributions	46	43	32
Other pension costs	20	11	14
	66	54	46
Share-based payment	337	3,177	705
Total remuneration	1,314	4,805	2,433